Pension and Other Employee Benefit Plans - Additional Information (Detail) ¥ in Millions	6 Months Ended
Sep. 30, 2020 JPY (¥)
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plans, prior service costs recognised	¥ 73,998
Defined contribution plans effective date	Oct. 01, 2020